Note 10 - Debt - Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Senior secured debt	$ 82,000	$ 21,700
Less deferred finance fees	(1,546)	(726)
Total senior secured debt net of deferred finance fees	80,454	20,974
Current portion of long term debt	7,995	1,914
Long term debt	72,459	19,060
Total Debt	84,539	24,226
Family Trading [Member]
Family Trading	4,085	3,850
Less deferred finance fees		(598)
Total Loans From Related Parties	4,085	3,252
ABN Bank [Member]
Senior secured debt	59,838	21,700
Norddeutsche Landesbank Girozentrale Bank [Member]
Senior secured debt	$ 22,162